Expendable parts and supplies (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Disclosure of Expendable Parts and Supplies

	2025	2024
Material for repair and maintenance	$144,062	$127,364
Other inventories	4,167	5,079
	148,229	132,443
Allowance for obsolescence	(102)	(102)
	$148,127	$132,341